Tax charge from continuing operations - Provision for open tax matters (Details) £ in Millions	6 Months Ended
Jun. 30, 2019 GBP (£)
Movements in provisions for open tax matters
Provision for open tax matters at beginning of period	£ (149)
Movements in the current period included in tax charge attributable to shareholders	(6)
Other movements	(1)
Provision for open tax matters at end of period	£ (156)